Significant Accounting policies (Policies)	12 Months Ended
Oct. 31, 2019
Significant Accounting policies [Abstract]
Basis of preparation
A Basis of preparation
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IASB”) and in conformity with IFRS as adopted by the European Union (collectively “IFRS”).

The consolidated financial statements have been prepared on a going concern basis under the historical cost convention. These financial statements have been prepared for a 12-month period as compared with a prior 18-month and 12-month reporting periods and therefore are not entirely comparable. The use of an 18 month reporting period is permitted under the UK Companies Act 2006.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed below in II, ‘Critical accounting estimates, assumptions and judgments’.

The principal accounting policies adopted by the Group in the preparation of the consolidated financial statements are set out below.

The accounting policies adopted are consistent with those of the Annual Report on Form 20-F for the 18 months ended October 31, 2018 apart from standards, amendments to or interpretations of published standards adopted during the period and the revision in the period to allocate goodwill and purchased intangible assets into functional currencies of the underlying foreign operations and then retranslate goodwill and purchased intangible assets at closing rates, as set out in Accounting Policy J(b) “Foreign currency translation - transactions and balances”, and which has been recorded in the 12 months ended October 31, 2019 (note 11).

Going concern
The directors, having made enquiries, consider that the Group has adequate resources to continue in operational existence for the foreseeable future and therefore it is appropriate to maintain the going concern basis in preparing these financial statements.

Consolidated statement of comprehensive income – Prior Period Revision
In the prior period, certain costs were incorrectly presented as administrative expenses ($159.0m) and should have been classified as $43.4m in cost of sales, $94.2m in selling and distribution expenses and $21.4m in research and development expenses. Management have therefore decided to correct the presentation and record these immaterial adjustments to revise the Consolidated statement of comprehensive income for the 18 months ended October 31, 2018. The impact of the revision is to reduce administrative expenses by $159.0m, increase cost of sales by $43.4m, increase selling and distribution expenses by $94.2m and increase research and development expenses by $21.4m as compared with previously reported amounts. The revision has no impact on the operating profit, profit for the period, assets and liabilities or cash flows for the 18 months ended October 31, 2018. This revision has also been reflected in the unaudited financial information for the 12-month period ended October 31, 2018 and the 6-month period ended October 31, 2017 presented in Exhibit 15.4.

Consolidation
B Consolidation
The financial statements of the Group comprise the financial statements of the Company and entities controlled by the Company, its subsidiaries and the Group’s share of its interests in associates prepared at the consolidated statement of financial position date.

Subsidiaries
Subsidiaries are entities controlled by the Group. The Group has control over an entity where the Group is exposed to, or has rights to, variable returns from its involvement within the entity and it has the power over the entity to effect those returns. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing control. Control is presumed to exist when the Group owns more than half of the voting rights (which does not always equal percentage ownership) unless it can be demonstrated that ownership does not constitute control. The results of subsidiaries are consolidated from the date on which control passes to the Group. The results of disposed subsidiaries are consolidated up to the date on which control passes from the Group.

The purchase method of accounting is used to account for the acquisition of subsidiaries by the Group. The cost of acquisition is measured as the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange, with costs directly attributable to the acquisition being expensed. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest. The excess of the cost of acquisition over the fair value of the Group’s share of the identifiable net assets acquired is recorded as goodwill.

Where new information is obtained within the ‘measurement period’ (defined as the earlier of the period until which the Group receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable, or one year from the acquisition date) about facts and circumstances that existed as at the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date, the Group recognizes these adjustments to the acquisition balance sheet with an equivalent offsetting adjustment to goodwill. Where new information is obtained after this measurement period has closed, this is reflected in the post-acquisition period.

For partly owned subsidiaries, the allocation of net assets and net earnings to outside shareholders is shown in the line ‘Attributable to non-controlling interests’ on the face of the Consolidated statement of comprehensive income and the Consolidated statement of financial position.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

At October 31, 2019, the Group had an 84.24% (2018: 81.05%; 2017: 74.70%) interest in Novell Japan Ltd which gives rise to the minority interest reported in these financial statements (note 32).

Assets held for sale and discontinued operations
C Assets held for sale and discontinued operations
A current asset (or disposal group) is classified as held for sale if the Group will recover the carrying amount principally through a sale transaction rather than through continuing use. A current asset (or disposal group) classified as held for sale is measured at the lower of its carrying amount and fair value less costs to sell. If the asset (or disposal group) is acquired as part of a business combination it is initially measured at fair value less costs to sell. Assets and liabilities of disposal groups classified as held for sale are shown separately on the face of the balance sheet.

The results of discontinued operations are shown as a single amount on the face of the Consolidated statement of comprehensive income  comprising the post-tax profit or loss of discontinued operations and the post-tax gain or loss recognized either on measurement to fair value less costs to sell or on the disposal of the discontinued operation. The Consolidated statement of cash flows has been presented including the discontinued operations.

Revenue recognition
D Revenue recognition
On November 1, 2018, the Group adopted IFRS 15 using the modified retrospective approach which means that the cumulative impact of the adoption was recognized in retained earnings as of November 1, 2018 and that comparatives are not restated. IFRS 15 replaces guidance in IAS 18 and IAS 11. The accounting policies applied under IAS 18 and IAS 11 in the comparative period are presented below under the heading ‘Revenue recognition policy in the prior period’.  This standard establishes a new principle-based model of recognizing revenue from customer contracts. It introduces a five-step model that requires revenue to be recognized when control over goods and services are transferred to the customer. Additionally, there is a requirement in the new standard to capitalize certain incremental contract costs. The guidance also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Group follows the five-step model and recognizes revenue on transfer of control of promised goods or services to customers in an amount that reflects the consideration, which the Group expects to be entitled in exchange for those goods, or services. Customer contracts can include combinations of goods and services, which are generally capable of being distinct and accounted for as separate performance obligations.

Revenue is allocated to the various performance obligations on a relative stand-alone selling price (“SSP”) basis.

On an on-going basis, the Group utilizes available data points based on relevant historical transactions, to establish the observable stand-alone selling prices to be used in allocating transaction consideration. For observable stand-alone sales a reasonable range of prices will be determined to represent the stand-alone selling price of that performance obligation. Given the highly variable selling price of licences, the Group has not established SSP for licences. When SSP is established for the undelivered performance obligations (typically maintenance and professional services), the residual approach is used to allocate the transaction price to the delivered licences.

For performance obligations where observable stand-alone sales are not available, SSP will be estimated using the following methods in the order set out below:
- Market price
- Expected cost plus a margin
- Residual approach

The Group recognizes revenues from sales of software licences (including Intellectual Property and Patent rights) to end-users, resellers and Independent Software Vendors (“ISV”), software maintenance, subscription, Software as a Service (“SaaS”), technical support, training and professional services. ISV revenue includes fees based on end usage of ISV applications that have our software embedded in their applications.

Software licence revenue is the sale of right to use the software on customer premises and is recognized at a point in time when the software is made available to the customer and/or reseller (i.e. when control of the asset is transferred). The Group enters into licence verification arrangements, for customers who are not in compliance with their contractual licence and/or maintenance terms, by agreeing a one-off settlement fee. If the performance obligation can be identified in the contract, revenue is allocated to each performance obligation, otherwise the Group policy is to recognize it as licence revenue. The allocation of revenue does not impact the timing of revenue recognition in these deals, given the performance obligation(s) have already been fulfilled, but will impact the presentation of revenue recognized during the period, (as licence or licence and maintenance).

For Subscriptions and SaaS arrangements where customers access the functionality of a hosted software over the contract period without taking possession of the software, and performance obligations are provided evenly over a defined term, the Group recognizes revenue over the period in which the subscriptions are provided as the service is delivered, generally on a straight-line basis.

In SaaS arrangements where the customer has the contractual right to take possession of the software at any time during the contractual period without significant penalty and the customer can operate, or contract with another vendor to operate the software, the Group evaluates whether the arrangement includes the sale of a software licence. In SaaS arrangements where software licences are sold, licence revenue is generally recognized at a point in time when control of the software is transferred to the customer.

Maintenance revenue is recognized on a straight-line basis over the term of the contract, which in most cases is one year.

For time and material-based professional services contracts, the Group recognizes revenue as services are rendered. The Group recognizes revenue from fixed-price professional services contracts as work progresses over the contract period on a percentage of completion basis, as determined by the percentage of labor costs incurred to date compared to the total estimated labor costs of a contract. Estimates of total project costs for fixed-price contracts are regularly reassessed during the life of a contract. Service costs are expensed as incurred; amounts collected prior to satisfying the above conditions are shown as contract liability and included in deferred income.

Rebates paid to resellers as part of a contracted program are accounted for as a reduction of the transaction price and netted against revenue where the rebate paid is based on the achievement of sales targets made by the partner.  If the Group receives an identifiable good or service from the reseller that is separable from the sales transaction and for which fair value can be reasonably estimated, the Group accounts for the purchase of the good or service in the same way that it accounts for other purchases from suppliers.

Revenue recognition policy in the prior periods
The Group recognized revenues from sales of software Licences (including Intellectual Property and Patent rights), to end-users, resellers and Independent Software Vendors (“ISV”), software maintenance, subscription, Software as a Service (“SaaS”), technical support, training and professional services, upon firm evidence of an arrangement, delivery of the software and determination that collection of a fixed or determinable fee is reasonably assured. ISV revenue included fees based on end usage of ISV applications that have our software embedded in their applications. When the fees for software upgrades and enhancements, maintenance, consulting and training were bundled with the Licence fee, they were unbundled using the Group’s objective evidence of the fair value of the elements represented by the Group’s customary pricing for each element in separate transactions. If evidence of fair value existed for all undelivered elements and there was no such evidence of fair value established for delivered elements, revenue was first allocated to the elements where fair value has been established and the residual amount was allocated to the delivered elements. If evidence of fair value for any undelivered element of the arrangement did not exist, all revenue from the arrangement was deferred until such time that there was evidence of delivery.

If the arrangement included acceptance criteria, revenue was not recognized until the Group could objectively demonstrate that the acceptance criteria have been met, or the acceptance period lapses, whichever was earlier.

The Group recognized Licence revenue derived from sales to resellers upon delivery to resellers, provided that all other revenue recognition criteria was met; otherwise revenue was deferred and recognized upon delivery of the product to the end-user. Where the Group sold access to a Licence for a specified period of time and collection of a fixed or determinable fee was reasonably assured, Licence revenue was recognized upon delivery, except in instances where future substantive upgrades or similar performance obligations were committed to. Where future performance obligations were specified in the Licence agreement, and fair value could be attributed to those upgrades, revenue for the future performance obligations was deferred and recognized on the basis of the fair value of the upgrades in relation to the total estimated sales value of all items covered by the Licence agreement. Where the future performance obligations were unspecified in the Licence agreement, revenue was deferred and recognized rateably over the specified period.

For Subscription revenue where access and performance obligations were provided evenly over a defined term, the revenue was deferred and recognized rateably over the specified period.

The Group recognized revenue for SaaS arrangements as the service was delivered, generally on a straight-line basis, over the contractual period of performance. In SaaS arrangements, the Group considered the rights provided to the customer (e.g. whether the customer has the contractual right to take possession of the software at any time during the contractual period without significant penalty, and the feasibility of the customer to operate or contract with another vendor to operate the software) in determining whether the arrangement included the sale of a software licence. In SaaS arrangements where software licences were sold, licence revenue was generally recognized according to whether perpetual or term licences are sold, when all other revenue recognition criteria was satisfied.

Maintenance revenue was recognized on a straight-line basis over the term of the contract, which in most cases was one year.

For time and material-based professional services contracts, the Group recognized revenue as services are rendered and recognized costs as they were incurred. The Group recognized revenue from fixed-price professional services contracts as work progressed over the contract period on a proportional performance basis, as determined by the percentage of labour costs incurred to date compared to the total estimated labour costs of a contract. Estimates of total project costs for fixed-price contracts were regularly reassessed during the life of a contract. Amounts collected prior to satisfying the above revenue recognition criteria were included in deferred income.

Rebates paid to partners as part of a contracted program were netted against revenue where the rebate paid was based on the achievement of sales targets made by the partner, unless the Company received an identifiable good or service from the partner that was separable from the sales transaction and for which the Group could reasonably estimate fair value.

Contract-related costs
E Contract-related costs
The Group capitalizes the costs of obtaining a customer contract when they are incremental and, if expected to be recovered, they are amortized over the customer life or pattern of revenue for the related contract.

Normally sales commissions paid for customer contract renewals are not commensurate with the commissions paid for new contracts.  It follows that the commissions paid for new contracts also relate to expected future renewals of these contracts.  Accordingly, the Group amortizes sales commissions paid for new customer contracts on a straight-line basis over the expected customer life, based on expected renewal frequency.  The current average customer life is five years.  If the expected amortization period is one year or less the costs are expensed when incurred.

Amortization of the capitalized costs of obtaining customer contracts is classified as sales and marketing expense.  Capitalized costs from customer contracts are classified as non-financial assets in our statement of financial position.

Cost of sales
F Cost of sales
Cost of sales includes costs related to the amortization of product development costs, amortization of acquired technology intangibles, costs of the consulting business and helpline support and royalties payable to third parties.

Segment reporting
G Segment reporting
In accordance with IFRS 8, ‘Operating Segments’, the Group has derived the information for its segmental reporting using the information used by the Chief Operating Decision Maker (“CODM”), defined as the Operating Committee. The segmental reporting is consistent with those used in internal management reporting and the measure used by the Operating Committee is the Adjusted EBITDA, as set out in note 1.

Exceptional items
H Exceptional items
Exceptional items are those significant items, which are separately disclosed by virtue of their size, nature or incidence to enable a full understanding of the Group’s financial performance. In setting the policy for exceptional items, judgment is required to determine what the Group defines as ‘exceptional’. The Group considers an item to be exceptional in nature if it is material, non-recurring or does not reflect the underlying performance of the business. Exceptional items are allocated to the financial statement lines (for example: cost of sales) in the Consolidated statement of comprehensive income based on the nature and function of the costs, for example restructuring costs related to employees are classified where their original employment costs are recorded.

Management of the Group first evaluates Group strategic projects such as acquisitions, divestitures and integration activities, Group restructuring and other one-off events such as restructuring programs. In determining whether an event or transaction is exceptional, management of the Group considers quantitative and qualitative factors such as its expected size, precedent for similar items and the commercial context for the particular transaction, while ensuring consistent treatment between favorable and unfavorable transactions impacting revenue, income and expense. Examples of transactions which may be considered of an exceptional nature include major restructuring programs, cost of acquisitions, the cost of integrating acquired businesses or gains on the disposal of discontinued operations.

Employee benefit costs
I Employee benefit costs

a) Pension obligations and long-term pension assets
The Group operates various pension schemes, including both defined contribution and defined benefit pension plans. A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. A defined benefit plan is a pension plan that is not a defined contribution plan.

For defined contribution plans the Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as an employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Typically, defined benefit plans define an amount of pension benefit that an employee will receive on retirement or termination. This is usually dependent on one or more factors such as age, years of service and compensation.

The liability recognized in the Consolidated statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. Certain long-term pension assets do not meet the definition of plan assets as they have not been pledged to the plan and are subject to the creditors of the Group. Such assets are recorded separately in the Consolidated statement of financial position as long-term pension assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that have terms to mature approximating to the terms of the related pension obligation.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise. Past-service costs are recognized immediately in income.

The current service cost of the defined benefit plan, recognized in the Consolidated statement of comprehensive income in employee benefit expense, except where included in the cost of an asset, reflects the increase in the defined benefit obligation resulting from employee service in the current year, benefit changes, curtailments and settlements.

The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in finance costs in the Consolidated statement of comprehensive income.

Long-term pension assets relate to the reimbursement right under insurance policies held in the Group with guaranteed interest rates that do not meet the definition of a qualifying insurance policy as they have not been pledged to the plan and are subject to the creditors of the Group. Such reimbursement rights assets are recorded in the Consolidated statement of financial position as long-term pension assets. These contractual arrangements are treated as financial assets measured at fair value through other comprehensive income. Gains and losses on long-term pension assets are charged or credited to equity in other comprehensive income in the period in which they arise.

b) Share based compensation
The Group operated various equity-settled, share based compensation plans during the period.

The fair value of the employee services received in exchange for the grant of the shares or options is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the shares or options granted. Non-market vesting conditions are included in assumptions about the number of options that are expected to become exercisable. Market vesting conditions are taken into account when determining the fair value of the options at grant date. At each Consolidated statement of financial position date, the Group revises its estimates of the number of options that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, in the Consolidated statement of comprehensive income, and a corresponding adjustment to equity over the current reporting period.

The shares are recognized when the options are exercised and the proceeds received allocated between ordinary shares and share premium account. Fair value is measured using the Black-Scholes pricing model. The expected life used in the model has been adjusted, based on management’s best estimate for the effects of non-transferability, exercise restrictions and behavioral considerations. The Additional Share Grants have been valued using the Monte-Carlo simulation pricing model.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair-value of the unmodified award, provided the original terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee.

The social security contributions payable in connection with the grant of the share options is considered an integral part of the grant itself, and the charge is treated as a cash-settled transaction.

Foreign currency translation
J Foreign currency translation

a) Functional and presentation currency
The presentation currency of the Group is US dollars. Items included in the financial statements of each of the Group’s entities are measured in the functional currency of each entity.

b) Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated statement of comprehensive income within administrative expenses.

Non-monetary items that are measured in terms of historical costs in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments (including purchased intangible assets) to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the closing rate.

On consolidation, the results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

i)	Assets and liabilities for each Consolidated statement of financial position presented are translated at the closing rate at the date of that Consolidated statement of financial position;

ii)
Income and expenses for each Consolidated statement of comprehensive income item are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

iii)	All resulting exchange differences are recognized as a separate component of equity.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities are taken to other comprehensive income.

Goodwill arising before May 1, 2004 is treated as an asset of the Company and expressed in the Company’s functional currency.

c) Exchange rates
The most important foreign currencies for the Group are Pounds Sterling, the Euro, Canadian Dollar, Israeli Shekel and Japanese Yen. The exchange rates used are as follows:

	12 months ended October 31, 2019		18 months ended October 31, 2018		12 months ended April 30, 2017
	Average	Closing	Average	Closing	Average	Closing
£1 = $	1.27	1.29	1.33	1.27	1.29	1.29
€1 = $	1.12	1.12	1.18	1.14	1.09	1.09
C$ = $	0.75	0.76	0.78	0.76	0.76	0.73
ILS = $	0.28	0.28	0.28	0.27	0.26	0.28
100 JYP = $	1.10	1.08	0.90	0.92	0.91	0.90

Intangible assets
K Intangible assets

a) Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is tested annually for impairment and carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to cash-generating units for the purpose of impairment testing. Each of those cash-generating units represents the Group’s investment in each area of operation by each primary reporting segment.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is classified as held for sale, the goodwill associated with the held-for-sale operation is measured based on the relative values of the held-for-sale operation and the portion of the cash-generating unit retained.

b) Computer software
Computer software licences are capitalized on the basis of the costs incurred to acquire and bring into use the specific software. These costs are amortized using the straight-line method over their estimated useful lives of three to seven years.

c) Research and development
Research expenditure is recognized as an expense as incurred in the Consolidated statement of comprehensive income in research and development expenses. Costs incurred on product development projects relating to the developing of new computer software programs and significant enhancement of existing computer software programs are recognized as intangible assets when it is probable that the project will be a success, considering its commercial and technological feasibility, and costs can be measured reliably. Only direct costs are capitalized which are the software development employee costs and third-party contractor costs. Product development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

Product development costs are amortized from the commencement of the commercial production of the product on a straight-line basis over the period of its expected benefit, typically being three years, and are included in costs of sales in the Consolidated statement of comprehensive income.

d) Intangible assets – arising on business combinations
Other intangible assets that are acquired by the Group as part of a business combination are recognized at their fair value at the date of acquisition, and are subsequently amortized. Amortization is charged to the Consolidated statement of Comprehensive income on a straight-line basis over the estimated useful life of each intangible asset. Intangible assets are amortized from the date they are available for use. The estimated useful lives will vary for each category of asset acquired and to date are as follows:

Purchased software	Term licence agreement based, generally three to seven years
Technology	Three to 12 years
Trade names	Three to 20 years
Customer relationships	Two to 15 years
Lease contracts	Term of the lease agreement

Amortization of purchased software intangibles is included in administrative expenses, amortization of purchased technology intangibles is included in cost of sales and amortization of acquired purchased trade names, customer relationships and lease contracts intangibles are included in selling and distribution costs in the Consolidated statement of comprehensive income.

Property, plant and equipment
L Property, plant and equipment

All property, plant and equipment is stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repairs and maintenance expenditures are charged to the Consolidated statement of comprehensive income during the financial year in which they are incurred. Depreciation is calculated using the straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

Buildings	30 years
Leasehold improvements	Three to 10 years (not exceeding the remaining lease period)
Fixtures and fittings	Two to seven years
Computer equipment	One to five years

Freehold land is not depreciated. The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each Consolidated statement of financial position date. An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. Gains and losses on disposals are determined by comparing the disposal proceeds with the carrying amount and are included in the Consolidated statement of comprehensive income.

Property held for sale is measured at the lower of its carrying amount or estimated fair value less costs to sell.

Impairment of non-financial assets
M Impairment of non-financial assets
Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment. Assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows being cash-generating units. Any non-financial assets other than goodwill which have suffered impairment are reviewed for possible reversal of the impairment at each reporting date. Assets that are subject to amortization and depreciation are also reviewed for any possible impairment at each reporting date.

Inventories
N Inventories
Inventories are stated at the lower of cost and net realizable value. The cost of finished goods comprises software for resale and packaging materials. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.

When work has been performed and the revenue is not yet recognized, the direct costs of third-party contractors and staff will be treated as work in progress where the probability of invoicing and evidence of collectability can be demonstrated.

Trade receivables
O Trade receivables
Trade receivables are initially recognized at fair value and subsequently measured at amortized cost less provisions for impairment based upon an expected credit loss methodology. The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. A provision of the lifetime expected credit loss is established upon initial recognition of the underlying asset and are calculated using historical account payment profiles along with historical credit losses experienced.  The loss allowance is adjusted for forward looking factors specific to the debtor and the economic environment. The amount of the provision is the difference between the asset’s carrying amount and the present value of the probability weighted estimated future cash flows, discounted at the effective interest rate. The amount of the provision is recognized in the Consolidated statement of comprehensive income.

Cash and cash equivalents
P Cash and cash equivalents
Cash and cash equivalents includes cash in hand, deposits held at call with banks, other short-term highly liquid investments with original maturities of three months or less, and bank overdrafts. Bank overdrafts are shown within borrowings in current liabilities on the Consolidated statement of financial position.

Borrowings
Q Borrowings
Borrowings are recognized initially at fair value, net of transaction costs incurred. Subsequent to initial recognition, interest bearing borrowings are stated at amortized cost with any difference between cost and redemption value being recognized in the Consolidated statement of comprehensive income over the period of borrowing on an effective interest basis.

Finance and operating leases
R Finance and operating leases
A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.

Finance leases are capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the Consolidated statement of comprehensive income.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

An operating lease is a lease other than a finance lease. Operating lease payments are recognized as an operating expense in the statement of profit or loss on a straight-line basis over the lease term.

Operating sub-lease income is recorded as operating income on a straight-line basis over the sub-lease term.

Taxation
S Taxation
Current and deferred tax are recognized in the Consolidated statement of comprehensive income, except when the tax relates to items charged or credited directly to equity, in which case the tax is also dealt with directly in equity.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, if the deferred income tax arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss, it is not accounted for. Deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the Consolidated statement of financial position date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled. Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset where there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current tax is recognized based on the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the Consolidated statement of financial position date.

Ordinary shares, share premium and dividend distribution
T Ordinary shares, share premium and dividend distribution
Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds. Dividend distributions to the Company’s shareholders are recognized as a liability in the Group’s financial statements in the period in which the dividends are approved by the Company’s shareholders. Interim dividends are recognized when they are paid.

Derivative financial instruments and hedge accounting
U Derivative financial instruments and hedge accounting
Financial assets and liabilities are recognized in the Group’s Consolidated statement of financial position when the Group becomes a party to the contractual provision of the instrument. Trade receivables are non-interest bearing and are initially recognized at fair value and subsequently measured at amortized cost less provisions for impairment based upon an expected credit loss methodology. Trade payables are non-interest bearing and are stated at their fair value. Derivative financial instruments are only used for economic hedging purposes and not as speculative investments.

The Group uses derivative financial instruments, such as interest rate swaps, to hedge its interest rate risks. Such derivative financial instruments are initially recognized at fair value on the date on which the contract is entered into and are subsequently re-measured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

IFRS 9 replaces the provisions of IAS 39 that relate to the recognition, classification and measurement of financial assets and financial liabilities, de-recognition of financial instruments, impairment of financial assets and hedge accounting. IFRS 9 also amends certain other standards covering financial instruments such as IAS 1 “Presentation of Financial Statements”.

IFRS 9 was effective for accounting periods beginning on or after January 1, 2018 and the impact of the adoption by the Group with effect from November 1, 2018 can be seen in Section X “Adoption of new and revised International Financial Reporting Standards”.

Hedge accounting is permitted under certain circumstances provided the following criteria are met:

At inception of the hedge, the documentation must include the risk management objective and strategy for undertaking the hedge, identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness. Such hedges are expected to be effective in achieving offsetting changes in cash flows and are assessed on an on-going basis to determine the level of effectiveness.

The measurement of effectiveness determines the accounting treatment. For effective results, changes in the fair value of the hedging instrument should be recognized in other comprehensive income in the hedging reserve, while any material ineffectiveness should be recognized in the statement of comprehensive income. If prospective testing is not satisfactorily completed, all fair value movements on the hedging instrument should be recorded in the Consolidated statement of comprehensive income.

Hedge accounting is ceased prospectively if the instrument expires or is sold, terminated or exercised; the hedge criteria are no longer met; the forecast transaction is no longer expected to occur.

Provisions
V Provisions
Provisions for onerous leases, property restoration costs, restructuring costs and legal claims are recognized when the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as an interest expense.

Contingent Liabilities
W Contingent Liabilities
Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by uncertain future events or present obligations that arise from past events where the transfer of economic resources is uncertain or cannot be reliability estimated. Contingent liabilities are not recognized in the consolidated financial statements, except if they arise from a business combination; they are disclosed in the notes to the consolidated financial statements unless the likelihood of an outflow of economic resources is remote.

Adoption of new and revised International Financial Reporting Standards
X Adoption of new and revised International Financial Reporting Standards

The accounting policies adopted in these consolidated financial statements are consistent with those of the annual financial statements for the 18 months ended October 31, 2018, with the exception of the following standards, amendments to or interpretations of published standards that are now effective and have been adopted during the period:

-
IFRS 15 “Revenue from contracts with customers” established the principles that an entity should apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. Application of the standard was mandatory for annual reporting periods starting from January 1, 2018 onwards. The standard replaced IAS 18 “Revenue” and IAS 11 “Construction contracts” and related interpretations clarifications. Clarifications to IFRS 15 “Revenue from Contracts with Customers” comprised guidance on identifying performance obligations, accounting for licences of intellectual property and the principal versus agent assessment (gross versus net revenue presentation).

-
IFRS 9 “Financial instruments”. This standard replaces the guidance in IAS 39 and applies to periods beginning on or after January 1, 2018. It includes requirements on the classification and measurement of financial assets and liabilities; it also includes an expected credit loss model that replaces the current incurred loss impairment model.

-
Amendments to IFRS 2, “Share based payments” on clarifying how to account for certain types of share-based payment transactions are effective on periods beginning on or after January 1, 2018. These amendments clarify the measurement basis for cash-settled share-based payments and the accounting for modifications that change an award from cash-settled to equity-settled. It also introduces an exception to the principles in IFRS 2 that will require an award to be treated as if it was wholly equity-settled, where an employer is obliged to withhold an amount for the employee’s tax obligation associated with a share-based payment and pay that amount to the tax authority. This amendment has no material impact on the reported results and financial position.

-
Annual improvements 2014–2016 (which includes amendments to IFRS 1 First-time adoption of IFRS, IFRS 12 Disclosure of interests in other entities and IAS 28 Investments in associates and joint ventures) and IFRIC 22 Foreign currency transactions and advance consideration were adopted on November 1, 2018 and had no impact on the reported results and financial position.

Impact of IFRS 15 ‘Revenue from contracts with customers’

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue and certain incremental contract costs are recognized. IFRS 15 is effective for accounting periods beginning on or after January 1, 2018 and has been adopted by the Group with effect from November 1, 2018. The Group adopted the standard using the modified retrospective approach which means that the cumulative impact of the adoption was recognized in retained earnings as of November 1, 2018 and the comparatives are not restated and continue to be presented in accordance with IAS 18 and IAS 11. The accounting policies applied in the comparative period are presented in Section D “Revenue recognition” above under the heading “Revenue recognition policy in the prior period”.

The effect of initially applying this standard is mainly attributed to:

•	the earlier recognition of revenue from consideration paid to a customer; and
•	later recognition of costs of obtaining customer contracts.

IFRS 15 replaces guidance in IAS 18 and IAS 11. This standard establishes a new principle-based model of recognizing revenue from customer contracts. It introduces a five-step model that requires revenue to be recognized when control over goods and services are transferred to the customer. Additionally, there is a requirement in the new standard to capitalize certain incremental contract costs.

Set out below are the three primary areas of difference of the new accounting policy under IFRS 15.

Cost of obtaining customer contracts
The Group has considered the impact of IFRS 15 on the recognition of sales commission costs, which meet the definition of incremental costs of obtaining a contract under IFRS 15. The Group applies a practical expedient to expense the sales commission’s costs as incurred where the expected amortization period is one year or less. An asset is recognized for the sales commissions, which will typically be amortized across the contract length or customer life where the practical expedient cannot be applied. The customer life has been assessed as five years for the Group and six years in the SUSE business, until the date of disposal.

At transition date, the Group has only capitalized commissions paid for uncompleted contracts at November 1, 2018 and has amortized those balances in the year ended October 31, 2019, as compared to capitalizing all relevant commissions in future periods.  By taking this practical expedient there is a benefit to profit before tax in the 12 months ended October 31, 2019 as the capitalization of commissions is greater than the amortization and consequently the overall commission costs is reduced under IFRS 15 compared to prior accounting policies where sales commissions were expensed as incurred.

Rebillable expenses
The Group now reports expenses that are recharged to customers, such as travel and accommodation, as Consulting revenue. Under previous accounting policies, these were presented as an offsetting entry within cost of sales.

Consideration payable to a customer
The Group makes payments, including rebates, to customers. The Group accounts for consideration payable to a customer as a reduction of the transaction price and therefore revenue. An adjustment is recorded as the total expected considerations payable over the contract term is accounted for as variable consideration at the outset of the contract and treated as a reduction in the transaction price to be recognized over the life of the contract, previously amounts were treated as revenue reductions when incurred. Where the payment is for a distinct good or service, then the Group accounts for the purchase in the same way as it does for purchases from suppliers in the normal course of business. Certain marketing costs, which were previously presented as an offsetting entry within revenue, are now presented as a Selling and Distribution cost

Presentation
Under the new IFRS 15 based policies, the Group no longer reports items as deferred revenue and accrued revenue. Instead, we present these as either a contract liability or contract asset. Rights to consideration from customers are only presented as accounts receivable if the rights are unconditional.

IFRS 9 “Financial Instruments”
IFRS 9 replaces the provisions of IAS 39 that relate to the recognition, classification and measurement of financial assets and financial liabilities, de-recognition of financial instruments, impairment of financial assets and hedge accounting. IFRS 9 also amends certain other standards covering financial instruments such as IAS 1 “Presentation of Financial Statements”.

IFRS 9 is effective for accounting periods beginning on or after January 1, 2018 and has been adopted by the Group with effect from November 1, 2018.

The classification and measurement basis for the Group’s financial assets is largely unchanged by the adoption of IFRS 9.

There is no impact on the Group’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and the Group does not have any such liabilities. The de-recognition rules have been transferred from IAS 39 “Financial Instruments: Recognition and Measurement” and have not been changed.

Under the new hedge accounting rules as a general rule, more hedge relationships might be eligible for hedge accounting, as the standard introduces a more principles-based approach. The Group has confirmed that its current hedge relationships continue to qualify as hedges under IFRS 9.

The main impact of adopting IFRS 9 is the application of the expected credit loss model, which requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as was the case under the prior standard, IAS 39.

The new impairment requirements apply to the consolidated Group’s financial assets classified at amortized cost, particularly to its trade receivables and contract assets. The Group has elected to apply the practical expedient allowed under IFRS 9 to recognize the full amount of credit losses that would be expected to be incurred over the full recovery period of trade receivables. The adoption of IFRS 9 resulted in an increase to trade receivables loss reserves of $20.0m being recorded on November 1, 2018 against retained earnings. IFRS 9 has no material impact on the carrying value of contract assets. There is no material impact on the Group’s basic or diluted EPS for the periods ended October 31, 2018 or 2019.

Reclassification of financial instruments on adoption of IFRS 9

Upon adoption of IFRS 9 on November 1, 2018, there were no changes to the measurement categories of financial instruments. The adoption of IFRS 9 did not result in any changes to the measurement of financial instruments other than as a result of applying the new expected credit loss methodology when determining the trade receivables loss allowance.  The change in measure of the trade receivables loss allowance had no material impact on the Group’s basic or diluted earnings per share for the 12 months ended October 31, 2019 or the 18 months ended October 31, 2018.

		Measurement category		Carrying amount
	Note	IAS 39	IFRS 9	October 31, 2018	IFRS 9 Adjustments[1]	November 1, 2018
				$m	$m	$m
Financial assets

Non-current
Long-term pension assets	25	Available-for-sale financial assets	Fair value through other comprehensive income	16.7	-	16.7
Derivative financial instruments	31	Fair value through profit and loss	Fair value through profit and loss	86.4	-	86.4

Current
Cash and cash	18	Amortized cost	Amortized cost	620.9	-	620.9
Trade and other receivables	16	Amortized cost	Amortized cost	1,212.0	(20.0)	1,192.0

Financial liabilities – financial liabilities at amortized cost

Non-current
Borrowings (gross)	20	Amortized cost	Amortized cost	4,946.6	-	4,946.6
Finance leases	21	Amortized cost	Amortized cost	14.9	-	14.9
Provisions	24	Amortized cost	Amortized cost	35.4	-	35.4

Current
Borrowings (gross)	20	Amortized cost	Amortized cost	50.3	-	50.3
Finance leases	21	Amortized cost	Amortized cost	13.6	-	13.6
Trade and other payables	19	Amortized cost	Amortized cost	676.9	-	676.9
Provisions	24	Amortized cost	Amortized cost	57.4	-	57.4

[1] The IFRS 9 adjustment of an increase in the trade receivables loss allowance of $20.0m resulted in a corresponding decrease in retained earnings of $20.0m, net of $4.4m of deferred tax.

Summary of quantitative impact of IFRS 15 “Revenue from contracts with customers” and IFRS 9 “Financial Instruments”

Under the IFRS 15 and IFRS 9, adoption methods chosen by the Group, prior period comparatives are not restated to conform to the new policies. Consequently, the period-over-period change of revenue and profit in the 12 months to October 31, 2019 is impacted by the new policies.

We have set out below the estimated impacts on the Group of the areas described above, including the adjustment to retained earnings recorded on the transition date of November 1, 2018, which resulted in a corresponding $52.4m asset being recorded relating to IFRS 15 and a $20.0m liability and related deferred tax asset of $4.4m being recorded relating to IFRS 9 on the balance sheet. The in-year impact of IFRS 9 therefore is immaterial.

The following tables summarize the impact of adopting IFRS 15 on the Group’s Consolidated statement of financial position as at October 31, 2019 and its Consolidated statement of comprehensive income for the 12 months then ended for each of the lines affected.  There was no material impact on the Group’s Consolidated statement of cash flows for the 12 months ended October 31, 2019.

Consolidated statement of comprehensive income – impact of IFRS 15 in the year ended October 31, 2019

		12 months ended October 31, 2019			18 months ended October 31, 2018
		Post IFRS 15	IFRS 15 Adjustments	Pre IFRS 15
	Note	$m	$m	$m	$m
Revenue	1,2	3,348.4	(16.1)	3,332.3	4,754.4

Operating profit		221.7	(22.1)	199.6	376.8
Finance costs	6	(282.4)	-	(282.4)	(350.4)
Finance income	6	26.6	-	26.6	7.7
(Loss)/ profit before tax		(34.1)	(22.1)	(56.2)	34.1
Taxation	7	16.0	1.6	17.6	673.1
(Loss)/profit from continuing operations		(18.1)	(20.5)	(38.6)	707.2
Profit from discontinued operation (attributable to equity shareholders of the Company)	37	1,487.2	30.6	1,517.8	76.9
Profit for the period		1,469.1	10.1	1,479.2	784.1

Attributable to:
Equity shareholders of the parent		1,468.8	10.1	1,478.9	784.0
Non-controlling interests		0.3	-	0.3	0.1
Profit for the period		1,469.1	10.1	1,479.2	784.1

Earnings per share (cents)
From continuing and discontinued operations		cents	cents	cents	cents
- Basic	9	388.50	2.67	391.17	201.70
- Diluted	9	384.35	2.64	386.99	196.17

From continuing operations
- Basic	9	(4.87)	(5.42)	(10.29)	181.91
- Diluted	9	(4.87)	(5.42)	(10.29)	176.92

Earnings per share (pence)
From continuing and discontinued operations		pence	pence	pence	pence
- Basic	9	305.07	2.10	307.17	151.61
- Diluted	9	301.81	2.08	303.89	147.45

From continuing operations
- Basic	9	(3.82)	(4.26)	(8.08)	136.73
- Diluted	9	(3.82)	(4.26)	(8.08)	132.98

Consolidated statement of financial position – impact of IFRS 15 on year ended October 31, 2019

		12 months ended October 31, 2019			18 months ended October 31, 2018
		Post IFRS 15	IFRS 15 Adjustments	Pre IFRS 15
	Note	$m	$m	$m	$m
ASSETS
Non-current assets
Contract-related costs	17	31.5	(31.5)	-	-

Current assets
Trade and other receivables	16	1,032.9	(0.9)	1,032.0	1,272.0
Contract-related costs	17	19.3	(19.3)	-	-

LIABILITIES
Current liabilities
Trade and other payables	19	(611.0)	-	(611.0)	(676.9)
Contract liabilities	23	(1,045.9)	-	(1,045.9)	(1,134.7)
Non-current liabilities
Contract liabilities	23	(149.9)	-	(149.9)	(178.1)
Deferred tax liabilities	28	(987.1)	9.0	(978.1)	(1,170.5)

Table below shows the impact of IFRS 15 on opening retained earnings at November 1, 2018 and the continuing operations and discontinued operation for the 12 months ended October 31, 2019.

		Continuing operations			Discontinued operation
	Increase / (decrease) in opening retained earnings on November 1, 2018	Increase / (decrease) in Revenue in the 12 months ended October 31, 2019	Increase / (decrease) in Operating expenses in the 12 months ended October 31, 2019	Increase / (decrease) in Profit before tax in the 12 months ended October 31, 2019	Profit/(loss) from discontinued operation (attributable to equity shareholders of the Company) in the 12 months ended October 31, 2019
	$m	$m	$m	$m	$m
Cost of obtaining customer contracts	64.7	-	(21.2)	21.2	(35.4)
Rebillable expenses	-	2.4	2.4	-	-
Consideration payable to a customer	5.0	13.7	12.8	0.9	(5.0)
Deferred tax	(17.3)	-	-	-	9.8
	52.4	16.1	(6.0)	22.1	(30.6)

During the 12 months ending October 31, 2019, the Group amortized $10.2m contract-related costs and capitalized $31.4m, resulting in a net increase in profit before tax of $21.2m (note 17).

Retained earnings – impact of IFRS 15 and IFRS 9

	Retained earnings at October 31, 2018	IFRS 15 Adjustment	IFRS 9 Adjustment	Retained earnings at November 1, 2018
	$m	$m	$m	$m
Retained earnings	3,275.2	52.4	(15.6)	3,312.0

The impact of the application of future new and revised IFRSs, which are expected to have a material impact to the Group is described below:

IFRS 16 “Leases”
In January 2016, the IASB published IFRS 16 “Leases”, which will replace IAS 17 “Leases” and IFRIC 4 “Determining whether an arrangement contains a lease”.  IFRS 16 is effective for the Group from November 1, 2019.

IFRS 16 introduces a new definition of a lease, with a single lessee accounting model eliminating the previous distinction between operating leases and finance leases. Under IFRS 16, lessees are required to account for all leases in a similar manner to finance lease accounting under IAS 17. Current finance lease accounting remains largely unchanged and so the primary impact of the standard is on leases that are currently classified as operating leases.

The determination of when an arrangement contains a lease is largely unchanged from current requirements and the Group does not expect to recognize any new leases as a result of adopting IFRS 16.

The Group’s portfolio of leases materially comprises office facilities around the world that the Group uses to conduct its business, and vehicles for use by the workforce.

The Group has elected to implement IFRS 16 on a modified retrospective basis, which means the cumulative effect of initially applying the standard will be adjusted in retained earnings on November 1, 2019. The Group has a choice, on a lease-by-lease basis, to measure the right-of-use asset at either:

•	its carrying amount as if IFRS 16 had been applied since the commencement of the lease; or
•	an amount equal to the lease liability, adjusted for accruals or prepayments.

Where historical information is readily available for property leases, we intend to apply the former accounting method.  For all other leases, we intend to apply the latter method.

The Group has other elections and accounting policy choices to make in adopting IFRS 16 and as such, the Group has elected not to apply IFRS 16 to leases for which the underlying asset is of low value, nor does the Group intend to apply IFRS 16 to leases of intangible assets.

In adopting IFRS 16, the Group has applied the following practical expedients that are available in IFRS 16:

•
We have not reassessed whether an arrangement is, or contains, a lease at November 1, 2019. Instead, the Group has applied IFRS 16 to leases that had previously been identified as leases under IAS 17 “Leases” and IFRIC 4 “Determining whether an arrangement contains a lease”;

•	Where there is a group of leases with reasonably similar characteristics, we have applied a single discount rate to each lease portfolio;
•
The Group intends to rely on its assessment of whether leases are onerous by applying IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” at October 31, 2019 as an alternative to performing an impairment review on the application date. The Group will adjust the right-of-use asset at November 1, 2019 by the amount of any provision for onerous leases recognized in the Consolidated statement of financial position on October 31, 2019;

•	The Group will exclude initial direct costs from the measurement of the right-of-use asset at November 1, 2019; and
•
Where the Group has measured a right-of-use asset as its carrying amount as if IFRS 16 had been applied since its inception, The Group has applied hindsight in assessing extension or termination options.

Effect of IFRS 16 on the Consolidated Statement of Financial Position
While the Group is still evaluating the effect that IFRS 16 will have on the Consolidated financial statements, the Group expects to recognize in the Consolidated Statement of Financial Position on November 1, 2019:

•	an asset of between $241.0m and $261.0m representing the Group’s right to use leased assets, including $20.9m of assets currently classified as finance leases within property, plant and equipment;
•	a liability of between $286.0m and $306.0m representing the Group’s contractual obligation to make lease payments (including $23.5m of liabilities currently classified as finance leases); and
•	a reduction of between $7.0m and $7.8m in retained earnings.

The asset of between $241.0m and $261.0m disclosed above excludes costs related to obligations to restore leased properties, which are capitalized as part of property, plant and equipment under IAS 17, which will be reclassified to right-of-use assets on adoption of IFRS 16.

The recognition of the new lease liability will increase the Group’s debt.

The operating lease expense currently recognized in the Consolidated statement of comprehensive Income will be replaced by a depreciation expense against the right-of-use asset and a finance expense related to the lease liability. The impact on profit before tax for the year ended October 31, 2020 is not expected to be material.

The impact on tax balances as a result of the above changes is still being assessed. There will be no net impact on the Consolidated statement of cash flows, however the operating lease cash out-flows within operating cash-flows will largely be replaced by a financing cash-outflow.

Key judgments and estimates made in calculating the initial impact of adoption include the determination of the lease term, the grouping of leases for the purpose of assigning a discount rate and calculating the discount rate.

The Group’s undiscounted non-cancellable operating lease commitments is $301.2m at October 31, 2019 (October 31, 2018: $228.0m) under IAS 17 “Leases” (note 34).

The lease liability of between $286.0m and $306.0m (inclusive of amounts already reported as finance leases under IAS 17) shown above with be included in Net debt as at November 1, 2019.

The following interpretations and amendments to existing standards are not yet effective and have not been adopted early by the Group:

-
IFRIC 23, “Uncertainty over Income Tax Treatments” clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. In such a circumstance, an entity shall recognize and measure its current or deferred tax asset or liability applying the requirements in IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates determined applying this interpretation. This interpretation is effective for annual periods beginning on or after January 1, 2019. The Group does not expect a material impact upon adoption of IFRIC23.

-	Annual Improvements 2017 includes amendments to IFRS 3, “Business combinations”, IFRS 11 “Joint arrangements” and IAS 12 Income taxes applies for periods beginning on or after January 1, 2019.

-
Amendments to IAS 28 Investments in Associates and Joint Ventures – “Long-term Interests in Associates and Joint Ventures”, clarifies that IFRS 9 “Financial instruments” applies, including its impairment requirements to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

-
Amendments to IAS 19 “Employee Benefits” clarify that on a plan amendment, curtailment or settlement of a defined benefit plan, entities must use updated actuarial assumptions to determine its current service cost and net interest for the period; and the effect of the asset ceiling is disregarded when calculating the gain or loss on any settlement of the plan and is dealt with separately in other comprehensive income, effective January 1, 2019.

-
Amendments to References to the Conceptual Framework in IFRS Standards - Amendments to IFRS 2, IFRS 3, IFRS 6, IFRS 14, IAS 1, IAS 8, IAS 34, IAS 37, IAS 38, IFRIC 12, IFRIC 19, IFRIC 20, IFRIC 22, and SIC-32 to update those pronouncements with regard to the revised Conceptual Framework, effective January 1, 2020.

-	Amendments to IFRS 3 Business Combinations, effective January 1, 2020, subject to EU endorsement.

-	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest rate benchmark reforms, effective January 1, 2020.

The impact of the amendments and interpretations listed above will not have a material impact on the consolidated financial statements.

Critical accounting estimates, assumptions and judgments
II Critical accounting estimates, assumptions and judgments

In preparing these consolidated financial statements, the Group has made its best estimates and judgments of certain amounts included in the financial statements, giving due consideration to materiality. The Group regularly reviews these estimates and updates them as required. Actual results could differ from these estimates. Unless otherwise indicated, the Group does not believe that there is a significant risk of a material change to the carrying value of assets and liabilities within the next financial year related to the accounting estimates and assumptions described below. The Group considers the following to be a description of the most significant estimates and judgments, which require the Group to make subjective and complex judgments, and matters that are inherently uncertain.

Critical accounting estimates and assumptions

A Potential impairment of goodwill and other intangible assets
Each period, or whenever there are changes in circumstances indicating that the carrying amounts may not be recoverable, the Group carries out impairment tests of goodwill and other assets which require estimates to be made of the value in use of its CGUs. These value in use calculations are dependent on estimates of future cash flows including long-term growth rates, the medium-term annual revenue growth rate by product group and an appropriate discount rate to be applied to future cash flows. Further details on these estimates and sensitivity of the carrying value of goodwill to the discount rate and the medium-term annual revenue growth rate by product group in particular are provided in note 10.

B Retirement benefit obligations
The valuation of retirement benefit obligations is dependent upon a number of assumptions that are estimated at the year-end date, including estimates of mortality rates, inflation, salary growth rates and the rate at which scheme liabilities are discounted. Further detail on these estimates and the sensitivity of the carrying value of the defined benefit obligation to these is provided in note 25.

C Revenue recognition
The key areas of judgment in respect of recognizing revenue are the timing of recognition and how the different elements of bundled contracts are identified, for example between licence and maintenance revenues.

Revenue recognition under IFRS 15 is significantly more complex than under previous reporting requirements and necessitates the increased use of management judgments and estimates to produce financial information. IFRS 15 also introduces management judgment in relation to the timing of recognition of certain categories of cost. The most significant accounting judgments in applying IFRS 15 are disclosed below.

Identification of performance obligations
Revenue recognition requires significant judgment in identifying each distinct performance obligation requiring separate recognition in a multi-element contract (e.g. licence, maintenance, material rights for option to acquire additional products or services at discounted prices). This judgment impacts the timing of revenue recognition, as certain performance obligations are recognized at a point in time and others are recognized over the life of the contract, as explained in Accounting Policy D, and therefore the quantum of revenue and profit recognized in each period.

D Exceptional item classification
The Group classifies items as exceptional in line with Accounting Policy H. The classification of these items as an exceptional is a matter of judgment. This judgment is made by management after evaluating each item deemed to be exceptional against the criteria set out within the defined accounting policy.

E Provision for income taxes
The Group is subject to income taxes in numerous jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes including structuring activities undertaken by the Group and the application of complex transfer pricing rules. The Group recognizes liabilities for anticipated settlement of tax issues based on judgments of whether additional taxes will be due. Significant issues may take several periods to resolve. In making judgments on the probability and amount of any tax charge, management takes into account:

•	Status of the unresolved matter;
•	Strength of technical argument and clarity of legislation;
•	External advice;
•	Resolution process, past experience and precedents set with the particular taxing authority;
•	Agreements previously reached in other jurisdictions on comparable issues; and
•	Statute of limitations.

Key judgments in the period were related to the structuring activities undertaken in relation to the disposal of SUSE and whether these activities would create an additional tax charge through US and other overseas tax legislation. Based on their assessment, the directors have concluded that no additional material tax provisions are required with regards to these matters.

The ultimate tax liability may differ from the amount provided depending on interpretations of tax law, settlement negotiations or changes in legislation.  Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made. There is no estimate associated with the provision for income taxes that could be expected to result in a material change within the next 12 months.

III Financial risk factors
The Group’s multi-national operations expose it to a variety of financial risks that include the effects of changes in credit risk, foreign currency risk, interest rate risk and liquidity risk. Risk management is carried out by a central treasury department under policies approved by the board of directors. Group treasury identifies and evaluates financial risks alongside the Group’s operating units. The board provides written principles for risk management together with specific policies covering areas such as foreign currency risk, interest rate risk, credit risk and liquidity risk, use of derivative financial instruments and non-derivative financial instruments as appropriate, and investment of excess funds.

A Credit risk
Financial instruments which potentially expose the Group to a concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. Cash equivalents are deposited with high-credit quality financial institutions. The Group provides credit to customers in the normal course of business. Collateral is not required for those receivables, but on-going credit evaluations of customers’ financial conditions are performed. The Group maintains a provision for impairment based upon the expected credit losses. The Group sells products and services to a wide range of customers around the world and therefore believes there is no material concentration of credit risk.

B Foreign currency risk
The Group operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the Euro, UK Pound Sterling, Israeli Shekel, Japanese Yen and the Canadian Dollar. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. Foreign exchange risk arises when future commercial transactions, recognized assets and liabilities are denominated in a currency that is not the entity’s functional currency.

There were no foreign currency hedging transactions in place at October 31, 2019 and October 31, 2018. The Group has certain investments in foreign operations, whose net assets are exposed to foreign currency translation risk.

C Interest rate risk
The Group’s income and cash generated from operations are substantially independent of changes in market interest rates. The Group’s interest rate risk arises from short-term and long-term borrowings. Borrowings issued at variable rates expose the Group to cash flow interest rate risk. The Group currently uses four interest rate swaps to manage its cash flow interest rate risk arising from potential increases in the LIBOR interest rate.

D Liquidity risk
Central treasury carries out cash flow forecasting for the Group to ensure that it has sufficient cash to meet operational requirements and to allow the repayment of the bank facility. Surplus cash in the operating units over and above what is required for working capital needs is transferred to Group treasury. These funds are used to repay bank borrowings or are invested in interest bearing current accounts, time deposits or money market deposits of the appropriate maturity period determined by consolidated cash forecasts.

Trade payables arise in the normal course of business and are all current. Onerous lease provisions are expected to mature between less than 12 months and eight years.

At October 31, 2019 gross borrowings of $4,775.0m (October 31, 2018: $4,996.9m) related to our senior secured debt facilities (note 20).  $nil (October 31, 2018: $50.3m) is current of which $nil (October 31, 2018: $nil) is the revolving credit facility. The borrowings disclosed in the balance sheet are net of pre-paid facility costs and original issue discounts.